Commitments and Contingencies	Feb. 05, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management is continuing to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights
The holders of the Founder Shares, Private Units and units that may be issued upon conversion of working capital loans have registration rights pursuant to a registration rights agreement entered into on February 2, 2021 requiring the Company to register a sale of any of the Company’s securities held by them (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). These holders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders have certain “piggy-back” registration rights to include their securities in other registration statements filed by the Company.
Underwriting Agreements
The underwriter is entitled to a deferred fee of $0.35 per Public Unit, or $7,000,000 in the aggregate. The deferred commissions will be held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.